Discontinued operation and assets classified as held for sale	18 Months Ended
Oct. 31, 2018
Discontinued operation and assets classified as held for sale [Abstract]
Discontinued operation and assets classified as held for sale
19 Discontinued operation and assets classified as held for sale

Discontinued operation – SUSE business segment
On July 2, 2018, the Group announced the proposed sale of the SUSE business segment to Blitz 18-679 GmbH (subsequently renamed to Marcel Bidco GmbH), a newly incorporated wholly-owned subsidiary of EQTVIII SCSp which is advised by EQT Partners. The total cash consideration of $2.535bn is on a cash and debt free basis and subject to normalisation of working capital.

On August 21, 2018, Shareholders voted to approve the proposed transaction whereby the Company has agreed to sell its SUSE business segment to Marcel Bidco GmbH, a newly incorporated, wholly-owned subsidiary of EQTVIII SCSp, for a total cash consideration of approximately $2.535bn, subject to customary closing adjustments. Following this vote, all applicable antitrust, competition, merger control and governmental clearances have been obtained. Completion of the transaction is now only conditional upon completing the carve-out of the SUSE business segment from the rest of the Micro Focus Group (and certain related matters) and it is currently anticipated that this will be satisfied such that the transaction will complete in the first calendar quarter of 2019.  As set out in the circular to shareholders in advance of the vote, net sale proceeds after tax, transaction costs and customary closing adjustments are estimated to be $2.06bn and these funds will be used to make a required debt repayment in accordance with the Credit Agreement. It is intended that the balance will be returned to shareholders (“Return of Value”).  A circular to shareholders in respect of the Return of Value will be despatched in due course.

Due to the proposed sale and subsequent shareholder approval, the SUSE business segment has been treated as discontinued in these financial statements.

The SUSE Business, a pioneer in Open Source software, develops, markets and supports an enterprise grade Linux operating system, Open Source software-defined infrastructure and application delivery solutions that give enterprises greater control and flexibility over their IT systems.
Micro Focus believes the disposal consideration represents a highly attractive enterprise valuation for the SUSE business at approximately 7.9x revenue of the SUSE Business for the twelve months ended October 31, 2017. Micro Focus believes EQT provides a strong long-term investor for the SUSE Business and allows Micro Focus to continue to focus upon its longstanding and consistent strategy of delivering value to customers and shareholders through effective management of infrastructure software assets in an increasingly consolidating sector.

Discontinued operation – Financial performance

	18 months ended October 31, 2018	12 months ended April 30, 2017	12 months ended April 30, 2016
	$’000	$’000	$’000
Revenue	538,160	303,429	253,816
Operating costs	(427,014)	(238,632)	(208,268)
Profit before taxation	111,146	64,797	45,548
Taxation	(34,206)	(31,077)	(18,615)
Profit for the period from discontinued operation	76,940	33,720	26,933

Discontinued operation – Cash flow

The cash flow statement shows amounts related to the discontinued operation.

	18 months ended October 31, 2018 $’000	12 months ended April 30, 2017 $’000	12 months ended April 30, 2016 $’000
Net cash inflows from operating activities	136,058	70,411	66,107
Net cash outflows from investing activities	(2,512)	(7,430)	(1,298)
Net cash flows from financing activities	-	-	-

Net Assets classified as held for sale

	October 31, 2018
Reported in:	Current assets		Current liabilities		Total
	$	’000	$	’000	$	’000
SUSE		1,114,264		(427,236)		687,028
Atalla		28,187		(10,463)		17,724
		1,142,451		(437,699)		704,752

The net asset assets held for sale relating to the disposals of SUSE and Atalla are detailed in the tables below. These include non-current assets and non-current liabilities that are shown as current assets and liabilities in the Consolidated statement of financial position.

A.        SUSE

The assets and liabilities relating to SUSE have been presented as held for sale following the shareholder approval on August 21, 2018. Costs to sell have been included in trade and other payables.

	Note	October 31, 2018
		$	’000
Non-current assets
Goodwill	10		859,566
Other Intangible assets	11		165,662
Property, plant and equipment	12		5,786
Investment in associates	14		9,648
Deferred tax assets			1,586
Long-term pension assets	27		1,543
Other non-current assets			2,020
			1,045,811
Current assets
Trade and other receivables			65,547
Cash and cash equivalents			2,906
			68,453
Current Assets			1,114,264

Current liabilities
Trade and other payables			(37,833)
Provisions	26		(664)
Current tax liabilities			(1,156)
Deferred income			(218,349)
			(258,002)
Non-current liabilities
Deferred income			(160,791)
Retirement benefit obligations	27		(5,530)
Long-term provisions	26		(2,376)
Other non-current liabilities			(537)
			(169,234)
Current Liabilities			(427,236)
Net assets classified as held for sale			687,028

B.        Atalla

On 18 May 2018 the Company entered into an agreement with Utimaco Inc. (“Utimaco”), under which Utimaco would acquire Atalla for $20 million in cash. The deal was subject to regulatory approval by the Committee on Foreign Investment in the United States (“CFIUS”). CFIUS placed the deal into investigation in September and final approval was received 10 October 2018. The deal closed on 5 November 2018 and Utimaco acquired the Atalla HSM product line, the Enterprise Security Manger (“ESKM”) product line, and related supporting assets, including applicable patents and other IP.

The assets and liabilities relating to the Atalla business included in the Financial Statements at October 31, 2018 amount to $17.7m.

	October 31, 2018
	$	’000
Goodwill		27,957
Property, plant and equipment		230
Non-current assets		28,187

Deferred income		(10,463)
Current Liabilities		(10,463)

Net assets classified as held for sale		17,724